Financial risk management - Summary of Translation Exposure Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
China, Yuan Renminbi
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 85,516	$ 9,184	$ 60,110
Impact on loss before income taxes		7,028
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	70,227		35,445
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	46,013	38,460	44,850
United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 8,320	$ 10,838	$ 8,948